22. Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity Tables
Subscribed and paid-in capital
	December 31, 2017		December 31, 2016
	Number of shares	%	Number of shares	%
State Department of Finance	343,524,285	50,26%	343,524,285	50.26%
Companhia Brasileira de Liquidação e Custódia (**)	201,026,895	29,41%	206,955,305	30.28%
The Bank of New York ADR Department (equivalent in shares) (*) (**)	136,790,413	20,01%	132,401,813	19.37%
Other	2,168,276	0,32%	628,466	0.09%

	683,509,869	100,00%	683,509,869	100.00%

(*)       each ADR corresponds to 1 share.

(**)     custodians

Distribution of earnings
	2017	2016	2015
Profit for the year	2,519,310	2,947,098	536,279
(-) Legal reserve - 5%	125,965	147,355	26,814

	2,393,345	2,799,743	509,465

Minimum mandatory dividend – 25% (R$0.87539, R$1.0240 and R$0.1863 as of December 31, 2017, 2016 and 2015 per share and per ADS)	598,336	699,936	127,366

Allocation of profit
		2017	2016	2015
Profit
(+)	Profit for the year	2,519,310	2,947,098	536,279
(-)	Legal reserve – 5%	125,965	147,355	26,814
(-)	Minimum mandatory dividends	598,336	699,936	127,366
(-)	Additional proposed dividends	105,543	123,557	22,527
Investment reserve recorded		1.689.466	1.976.250	359.572

Other comprehensive loss
	G1	G0	Total

Balance as of December 31, 2016	(165,085)	(660,563)	(825,648)
Actuarial gains/(losses) for the year (Note 20 (b))	236,012	51,535	287,547
Balance as of December 31, 2017	70,927	(609,028)	(538,101)